Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	December 31, 2019	December 31, 2018
Trade accounts payable	$14,884	$6,924
Compensation payable	12,596	8,505
Other liabilities	3,559	5,327
Taxes payable	388	398
	$31,427	$21,154